Rule 497(e)
File No. 333-273052

Roundhill ETF Trust
(the “Trust”)

Roundhill S&P 500® 0DTE Covered Call Strategy ETF

(the “Fund”)

July 2, 2026

Supplement to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information
Dated May 1, 2026

IMPORTANT NOTICE REGARDING CHANGES IN THE FUND’S INVESTMENT POLICY

This Supplement updates certain information in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, which will take effect on or about August 31, 2026 (the “Effective Date”).

The Board of Trustees of the Trust considered and voted to approve changes to the Fund, including: (i) changing the investment policy of the Fund; and (ii) changing certain of the Fund’s investment strategies. The below contains a brief summary of certain of the anticipated changes that are slated to take effect on or after the Effective Date:

	Old	New
Investment Policy	The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the S&P 500® Index as the reference asset.	In effectuating its investment strategy, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the returns of the S&P 500® Index.

The above summary of the anticipated changes is qualified in its entirety by the more detailed discussion that will appear in the revised prospectus, summary prospectus and statement of additional information, which investors should read in its entirety when it becomes available. The Fund will file a revised prospectus and statement of additional information with the Securities and Exchange Commission (“SEC”), which will reflect the changes contemplated herein, and will be available on the SEC’s website. You may obtain copies of the Fund’s Prospectus and Statement of Additional of Information free of charge, upon request, by calling 855-561-5728 or visiting www.roundhillinvestments.com/etf/xdte.

Please Retain This Supplement for Future Reference.